Maxim Series Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Maxim Series Account of Empower Annuity Insurance Company of America and Contract Owners of Maxim Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Maxim Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

BNY Mellon Stock Index Fund, Inc., Initial Shares

Empower Aggressive Profile Fund, Investor Class

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Fidelity VIP Contrafund Portfolio, Initial Class

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Neuberger Berman AMT Quality Equity Portfolio, Class I

Templeton Foreign VIP Fund, Class 1

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from May 14, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Government Money Market Portfolio, Initial Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 7, 2024 (date trading commenced) to December 31, 2024.

Empower Mid Cap Value Fund, Investor Class

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,181,515	$61,537	$30,389	$38,580	$207,051	$1,280,868	$419,258
Receivable from the fund manager	16	2	1	1	7	24	14
Receivable from the Company	30,123	-	-	-	-	3,937	-
Total assets	1,211,654	61,539	30,390	38,581	207,058	1,284,829	419,272

LIABILITIES:
Payable to the Contracts	16	2	1	1	7	24	14
Payable to the Company	-	-	-	1,314	536	-	7,506
Total liabilities	16	2	1	1,315	543	24	7,520

NET ASSETS	$1,211,638	$61,537	$30,389	$37,266	$206,515	$1,284,805	$411,752

ANALYSIS OF NET ASSETS
Accumulation period	$793,759	$61,537	$30,389	$30,041	$204,131	$866,714	$372,961
Annuity period	417,879	-	-	7,225	2,384	418,091	38,791
Total net assets	$1,211,638	$61,537	$30,389	$37,266	$206,515	$1,284,805	$411,752

Fair value per share (NAV)	$87.15	$6.04	$13.02	$7.76	$15.87	$13.17	$14.07
Shares outstanding in the Separate Account	13,557	10,188	2,334	4,972	13,047	97,256	29,798

(1) Investments in mutual fund shares, at cost	$783,055	$63,572	$32,916	$39,915	$143,651	$1,063,475	$443,973

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
ASSETS:
Investments at fair value (1)	$62,355	$19,494	$14,551	$17,099	$6,602,534	$246,385	$24,897
Receivable from the fund manager	2	1	1	1	252	9	1
Receivable from the Company	-	-	-	-	72,495	-	1
Total assets	62,357	19,495	14,552	17,100	6,675,281	246,394	24,899

LIABILITIES:
Payable to the Contracts	2	1	-	1	252	9	1
Payable to the Company	6,321	-	2,239	1,235	-	4,057	-
Total liabilities	6,323	1	2,239	1,236	252	4,066	1

NET ASSETS	$56,034	$19,494	$12,313	$15,864	$6,675,029	$242,328	$24,898

ANALYSIS OF NET ASSETS
Accumulation period	$21,279	$19,494	$1	$10,366	$5,699,376	$220,004	$24,898
Annuity period	34,755	-	12,312	5,498	975,653	22,324	-
Total net assets	$56,034	$19,494	$12,313	$15,864	$6,675,029	$242,328	$24,898

Fair value per share (NAV)	$6.56	$7.46	$8.38	$13.54	$43.96	$12.91	$38.14
Shares outstanding in the Separate Account	9,505	2,613	1,736	1,263	150,194	19,085	653

(1) Investments in mutual fund shares, at cost	$64,943	$19,868	$14,547	$16,773	$3,701,033	$248,882	$19,566

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Neuberger Berman AMT Quality Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1
ASSETS:
Investments at fair value (1)	$634,094	$151,779	$1,037,339	$398,618	$855,327	$199,109
Receivable from the fund manager	24	5	27	5	12	3
Receivable from the Company	3,439	-	3,294	110	11,927	-
Total assets	637,557	151,784	1,040,660	398,733	867,266	199,112

LIABILITIES:
Payable to the Contracts	24	5	27	5	12	3
Payable to the Company	-	16,324	-	-	-	-
Total liabilities	24	16,329	27	5	12	3

NET ASSETS	$637,533	$135,455	$1,040,633	$398,728	$867,254	$199,109

ANALYSIS OF NET ASSETS
Accumulation period	$584,538	$55,648	$898,367	$397,306	$502,784	$199,109
Annuity period	52,995	79,807	142,266	1,422	364,470	-
Total net assets	$637,533	$135,455	$1,040,633	$398,728	$867,254	$199,109

Fair value per share (NAV)	$11.12	$59.89	$1.00	$9.93	$42.76	$16.63
Shares outstanding in the Separate Account	57,023	2,534	1,037,339	40,143	20,003	11,973

(1) Investments in mutual fund shares, at cost	$665,157	$109,433	$1,037,339	$406,825	$584,209	$166,096

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$12,464	$1,101	$823	$996	$3,013	$9,857	$17,786

EXPENSES:
Mortality and expense risk	6,072	720	382	483	2,312	8,173	4,824

NET INVESTMENT INCOME (LOSS)	6,392	381	441	513	701	1,684	12,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	149,918	(396)	(98)	(88)	2,509	19,018	(1,051)
Capital gain distributions	69,951	4,098	-	295	8,685	54,924	6,529

Net realized gain (loss) on investments	219,869	3,702	(98)	207	11,194	73,942	5,478

Change in net unrealized appreciation (depreciation) on investments	(24,759)	4,501	1,235	1,837	45,685	111,646	9,565

Net realized and unrealized gain (loss) on investments	195,110	8,203	1,137	2,044	56,879	185,588	15,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,502	$8,584	$1,578	$2,557	$57,580	$187,272	$28,005

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,377	$394	$331	$545	$18,602	$5,326	$-

EXPENSES:
Mortality and expense risk	760	229	181	211	90,062	2,910	311

NET INVESTMENT INCOME (LOSS)	617	165	150	334	(71,460)	2,416	(311)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(379)	(28)	(12)	19	434,411	664	414
Capital gain distributions	3,165	714	415	-	6,924	11,977	417

Net realized gain (loss) on investments	2,786	686	403	19	441,335	12,641	831

Change in net unrealized appreciation (depreciation) on investments	2,721	1,298	649	733	585,075	(5,007)	(93)

Net realized and unrealized gain (loss) on investments	5,507	1,984	1,052	752	1,026,410	7,634	738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,124	$2,149	$1,202	$1,086	$954,950	$10,050	$427

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Neuberger Berman AMT Quality Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1
INVESTMENT INCOME:
Dividend income	$16,578	$198	$35,887	$20,540	$-	$4,493

EXPENSES:
Mortality and expense risk	8,905	1,745	8,875	2,087	4,028	895

NET INVESTMENT INCOME (LOSS)	7,673	(1,547)	27,012	18,453	(4,028)	3,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,834)	3,881	-	(9,215)	12,342	231
Capital gain distributions	-	22,639	-	-	48,521	11,302

Net realized gain (loss) on investments	(3,834)	26,520	-	(9,215)	60,863	11,533

Change in net unrealized appreciation (depreciation) on investments	27,844	752	-	18,094	44,173	29,454

Net realized and unrealized gain (loss) on investments	24,010	27,272	-	8,879	105,036	40,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,683	$25,725	$27,012	$27,332	$101,008	$44,585

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,392	$381	$441	$513	$701	$1,684	$12,962
Net realized gain (loss) on investments	219,869	3,702	(98)	207	11,194	73,942	5,478
Change in net unrealized appreciation (depreciation) on investments	(24,759)	4,501	1,235	1,837	45,685	111,646	9,565

Net increase (decrease) in net assets resulting from operations	201,502	8,584	1,578	2,557	57,580	187,272	28,005

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,000	-	-	-	-	3,000	-
Contract maintenance charges	(47)	-	-	-	(24)	(203)	(119)
Contract owners' benefits	(37,333)	(2,014)	(981)	(1,755)	(5,456)	(45,771)	(10,304)
Net transfers (to) from the Company and/or Subaccounts	(159,640)	-	(1)	(307)	(183)	44,401	(1,576)

Increase (decrease) in net assets resulting from Contract transactions	(194,020)	(2,014)	(982)	(2,062)	(5,663)	1,427	(11,999)

Total increase (decrease) in net assets	7,482	6,570	596	495	51,917	188,699	16,006

NET ASSETS:
Beginning of period	1,204,156	54,967	29,793	36,771	154,598	1,096,106	395,746

End of period	$1,211,638	$61,537	$30,389	$37,266	$206,515	$1,284,805	$411,752

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$617	$165	$150	$334	$(71,460)	$2,416	$(311)
Net realized gain (loss) on investments	2,786	686	403	19	441,335	12,641	831
Change in net unrealized appreciation (depreciation) on investments	2,721	1,298	649	733	585,075	(5,007)	(93)

Net increase (decrease) in net assets resulting from operations	6,124	2,149	1,202	1,086	954,950	10,050	427

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	84,146	-	-
Contract maintenance charges	(27)	(31)	-	(3)	(2,251)	(77)	-
Contract owners' benefits	(3,271)	-	(1,078)	(605)	(803,458)	(3,964)	(806)
Net transfers (to) from the Company and/or Subaccounts	(1,640)	-	(550)	(189)	17,040	(872)	1

Increase (decrease) in net assets resulting from Contract transactions	(4,938)	(31)	(1,628)	(797)	(704,523)	(4,913)	(805)

Total increase (decrease) in net assets	1,186	2,118	(426)	289	250,427	5,137	(378)

NET ASSETS:
Beginning of period	54,848	17,376	12,739	15,575	6,424,602	237,191	25,276

End of period	$56,034	$19,494	$12,313	$15,864	$6,675,029	$242,328	$24,898

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Neuberger Berman AMT Quality Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,673	$(1,547)	$27,012	$18,453	$(4,028)	$3,598
Net realized gain (loss) on investments	(3,834)	26,520	-	(9,215)	60,863	11,533
Change in net unrealized appreciation (depreciation) on investments	27,844	752	-	18,094	44,173	29,454

Net increase (decrease) in net assets resulting from operations	31,683	25,725	27,012	27,332	101,008	44,585

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-
Contract maintenance charges	(532)	(36)	(434)	(12)	(24)	(7)
Contract owners' benefits	(32,341)	(6,642)	(73,134)	(4,533)	(30,901)	-
Net transfers (to) from the Company and/or Subaccounts	14,994	(4,490)	288,729	(99,995)	(10,933)	(798)

Increase (decrease) in net assets resulting from Contract transactions	(17,879)	(11,168)	215,161	(104,540)	(41,858)	(805)

Total increase (decrease) in net assets	13,804	14,557	242,173	(77,208)	59,150	43,780

NET ASSETS:
Beginning of period	623,729	120,898	798,460	475,936	808,104	155,329

End of period	$637,533	$135,455	$1,040,633	$398,728	$867,254	$199,109

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Inc., Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,113	$1,004	$89	$319	$680	$12,765	$512
Net realized gain (loss) on investments	155,357	2,084	(60,624)	(122)	376	-	6,125
Change in net unrealized appreciation (depreciation) on investments	97,885	2,295	80,816	(315)	393	-	(247)

Net increase (decrease) in net assets resulting from operations	261,355	5,383	20,281	(118)	1,449	12,765	6,390

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,500	-	-	-	-	-	-
Contract maintenance charges	(52)	-	(127)	-	-	(387)	(22)
Contract owners' benefits	-	-	-	-	-	(46,860)	-
Net transfers (to) from the Company and/or Subaccounts	(173,880)	(2,038)	(453,073)	(929)	(1,096)	(740,516)	(5,065)

Increase (decrease) in net assets resulting from Contract transactions	(171,432)	(2,038)	(453,200)	(929)	(1,096)	(787,763)	(5,087)

Total increase (decrease) in net assets	89,923	3,345	(432,919)	(1,047)	353	(774,998)	1,303

NET ASSETS:
Beginning of period	1,114,233	51,622	432,919	30,840	36,418	774,998	153,295

End of period	$1,204,156	$54,967	$-	$29,793	$36,771	$-	$154,598

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,379	$28,120	$1,057	$305	$234	$381	$(55,105)
Net realized gain (loss) on investments	173,566	4,553	2,024	475	230	(5)	573,647
Change in net unrealized appreciation (depreciation) on investments	6,523	(34,281)	758	505	277	248	771,031

Net increase (decrease) in net assets resulting from operations	181,468	(1,608)	3,839	1,285	741	624	1,289,573

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,500	-	-	-	-	-	30
Contract maintenance charges	(177)	(21)	(27)	(31)	-	(3)	(2,651)
Contract owners' benefits	-	-	-	-	-	-	(349,701)
Net transfers (to) from the Company and/or Subaccounts	(289,817)	397,375	(641)	-	(110)	(129)	(570,628)

Increase (decrease) in net assets resulting from Contract transactions	(287,494)	397,354	(668)	(31)	(110)	(132)	(922,950)

Total increase (decrease) in net assets	(106,026)	395,746	3,171	1,254	631	492	366,623

NET ASSETS:
Beginning of period	1,202,132	-	51,677	16,122	12,108	15,083	6,057,979

End of period	$1,096,106	$395,746	$54,848	$17,376	$12,739	$15,575	$6,424,602

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Neuberger Berman AMT Quality Equity Portfolio, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,399)	$(390)	$7,672	$(1,331)	$16,577	$12,988	$(2,406)
Net realized gain (loss) on investments	30,088	11,866	(36,260)	20,471	-	(738)	79,349
Change in net unrealized appreciation (depreciation) on investments	(3,868)	(9,348)	17,939	14,214	-	(18,298)	102,777

Net increase (decrease) in net assets resulting from operations	23,821	2,128	(10,649)	33,354	16,577	(6,048)	179,720

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(80)	-	(607)	(36)	(143)	(9)	(21)
Contract owners' benefits	-	-	(65,608)	-	(114,040)	-	-
Net transfers (to) from the Company and/or Subaccounts	(157,181)	(31,872)	18,130	(10,493)	896,066	424,610	(111,309)

Increase (decrease) in net assets resulting from Contract transactions	(157,261)	(31,872)	(48,085)	(10,529)	781,883	424,601	(111,330)

Total increase (decrease) in net assets	(133,440)	(29,744)	(58,734)	22,825	798,460	418,553	68,390

NET ASSETS:
Beginning of period	370,631	55,020	682,463	98,073	-	57,383	739,714

End of period	$237,191	$25,276	$623,729	$120,898	$798,460	$475,936	$808,104

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

SUBACCOUNTS
Templeton Foreign VIP Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,356
Net realized gain (loss) on investments	55
Change in net unrealized appreciation (depreciation) on investments	(5,444)

Net increase (decrease) in net assets resulting from operations	(2,033)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-
Contract maintenance charges	(7)
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	2,551

Increase (decrease) in net assets resulting from Contract transactions	2,544

Total increase (decrease) in net assets	511

NET ASSETS:
Beginning of period	154,818

End of period	$155,329

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Maxim Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance was established on December 30, 1998.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Maxim

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 22 available Subaccount investment options, as follows:

BNY Mellon Stock Index Fund, Inc., Initial Shares

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Government Money Market Fund, Investor Class(a)

Empower International Value Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class(a)

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Neuberger Berman AMT Quality Equity Portfolio, Class I(a)

Templeton Foreign VIP Fund, Class 1

(a) See Subaccount Changes tables below

Subaccount Change: Merger

During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Change: Liquidation

During 2024, the following Subaccount was liquidated:

Subaccount Name	Date of Liquidation
Empower Government Money Market Fund, Investor Class	June 14, 2024

Subaccount Changes: Commencement

During 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
Empower Mid Cap Value Fund, Investor Class	October 7, 2024

Fidelity VIP Government Money Market Portfolio, Initial Class	May 14, 2024

Subaccount Change: Name Change

During 2025, the following Subaccount changed its name:

Previous Name	New Name	Date of Change
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	July 28, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

Change in Presentation

During the current reporting period, the Separate Account changed the presentation of certain items in the financial statements to enhance clarity. Comparative figures, particularly within the financial highlights, for prior periods have been reclassified to conform to the current year’s presentation. Specifically, amounts previously presented under “Maxim Series II Accounts” and “Maxim Series III Accounts” within the financial highlights have been combined and presented at the Subaccount level. This change had no impact on net assets or net investment income for any period presented.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Stock Index Fund, Inc., Initial Shares	$136,960	$297,470
Empower Aggressive Profile Fund, Investor Class	5,199	2,734
Empower Bond Index Fund, Investor Class	823	1,364
Empower Conservative Profile Fund, Investor Class	1,291	2,238
Empower International Value Fund, Investor Class	11,698	7,792
Empower Large Cap Value Fund, Investor II Class	119,682	89,962
Empower Mid Cap Value Fund, Investor Class	24,316	15,247
Empower Moderate Profile Fund, Investor Class	4,542	4,058
Empower Moderately Aggressive Profile Fund, Investor Class	1,108	260
Empower Moderately Conservative Profile Fund, Investor Class	746	1,259
Empower Multi-Sector Bond Fund, Investor Class	545	819
Empower S&P 500 Index Fund, Investor Class	110,448	901,908
Empower S&P Small Cap 600 Index Fund, Investor Class	17,303	6,954
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	417	1,117
Empower U.S. Government Securities Fund, Investor Class	29,390	41,870
Fidelity VIP Contrafund Portfolio, Initial Class	22,837	8,423
Fidelity VIP Government Money Market Portfolio, Initial Class	322,233	81,545
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	20,540	106,631
Neuberger Berman AMT Quality Equity Portfolio, Class I	49,461	35,966
Templeton Foreign VIP Fund, Class 1	17,550	3,454

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon Stock Index Fund, Inc., Initial Shares	948	4,195	(3,247)	82	2,600	(2,518)
Empower Aggressive Profile Fund, Investor Class	-	110	(110)	-	122	(122)
Empower Ariel Mid Cap Value Fund, Investor Class	-	-	-	-	3,934	(3,934)
Empower Bond Index Fund, Investor Class	-	63	(63)	-	62	(62)
Empower Conservative Profile Fund, Investor Class	-	138	(138)	-	139	(139)
Empower Government Money Market Fund, Investor Class	-	-	-	52	51,258	(51,206)
Empower International Value Fund, Investor Class	-	110	(110)	-	136	(136)
Empower Large Cap Value Fund, Investor II Class	3,335	4,494	(1,159)	397	16,128	(15,731)
Empower Mid Cap Value Fund, Investor Class	-	993	(993)	40,610	686	39,924
Empower Moderate Profile Fund, Investor Class	-	219	(219)	-	230	(230)
Empower Moderately Aggressive Profile Fund, Investor Class	-	2	(2)	-	2	(2)
Empower Moderately Conservative Profile Fund, Investor Class	-	79	(79)	-	83	(83)
Empower Multi-Sector Bond Fund, Investor Class	-	11	(11)	-	12	(12)
Empower S&P 500 Index Fund, Investor Class	3,454	30,887	(27,433)	11,200	56,113	(44,913)
Empower S&P Small Cap 600 Index Fund, Investor Class	-	37	(37)	-	1,466	(1,466)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	-	8	(8)	-	322	(322)
Empower U.S. Government Securities Fund, Investor Class	302	771	(469)	12,419	13,837	(1,418)
Fidelity VIP Contrafund Portfolio, Initial Class	-	64	(64)	-	158	(158)
Fidelity VIP Government Money Market Portfolio, Initial Class	27,238	6,954	20,284	114,879	37,195	77,684
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	-	3,927	(3,927)	16,127	175	15,952
Neuberger Berman AMT Quality Equity Portfolio, Class I	16	489	(473)	-	2,221	(2,221)
Templeton Foreign VIP Fund, Class 1	69	103	(34)	104	1	103

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, benefit base, asset base, a Contract's total asset value, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

	Expense Type	Range
Mortality and Expense Risk Fee
	This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.50% - 1.40% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
	This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.50% of each payment, if applicable

Annual Contract Charge
	This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$27 - $35 annually

Transfer Charge

This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as a reduction in Contract owners’ benefits within the Statements of Changes in Net Assets.

$10 per transfer, after the first 24 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner's account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	16	74.39	74.39	1,212	1.03%	0.50%	0.50%	16.95%	16.95%
2024	19	63.61	63.61	1,204	1.17%	0.50%	0.50%	24.04%	24.04%
2023	22	51.28	51.28	1,114	1.43%	0.50%	0.50%	25.30%	25.30%
2022	22	40.93	40.93	929	1.36%	0.50%	0.50%	(19.37)%	(19.37)%
2021	22	50.76	50.76	1,116	1.15%	0.50%	0.50%	28.80%	28.80%
Empower Aggressive Profile Fund, Investor Class
2025	3	19.95	19.95	62	1.91%	1.25%	1.25%	15.96%	15.96%
2024	3	17.21	17.21	55	3.09%	1.25%	1.25%	10.54%	10.54%
2023	3	15.56	15.56	52	3.11%	1.25%	1.25%	15.49%	15.49%
2022	5	13.48	13.48	64	1.55%	1.25%	1.25%	(16.24)%	(16.24)%
2021	5	16.09	16.09	77	5.61%	1.25%	1.25%	18.04%	18.04%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	-	-	-	1.06%	1.25%	1.25%	5.57%	5.57%
2023	4	112.33	112.33	433	2.39%	1.25%	1.25%	9.08%	9.08%
2022	5	102.98	102.98	468	5.07%	1.25%	1.25%	(13.63)%	(13.63)%
2021	5	119.23	119.23	555	1.99%	1.25%	1.25%	24.00%	24.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Bond Index Fund, Investor Class
2025	2	15.49	15.49	30	2.69%	1.25%	1.25%	5.29%	5.29%
2024	2	14.71	14.71	30	2.30%	1.25%	1.25%	(0.44)%	(0.44)%
2023	2	14.77	14.77	31	1.98%	1.25%	1.25%	3.72%	3.72%
2022	3	14.24	14.24	47	1.16%	1.25%	1.25%	(14.72)%	(14.72)%
2021	3	16.70	16.70	56	0.82%	1.25%	1.25%	(3.64)%	(3.64)%
Empower Conservative Profile Fund, Investor Class
2025	3	12.89	12.89	37	2.58%	1.25%	1.25%	6.84%	6.84%
2024	3	12.06	12.06	37	3.02%	1.25%	1.25%	3.78%	3.78%
2023	3	11.62	11.62	36	3.05%	1.25%	1.25%	6.91%	6.91%
2022	3	10.87	10.87	37	1.80%	1.25%	1.25%	(11.02)%	(11.02)%
2021	4	12.22	12.22	43	2.45%	1.25%	1.25%	5.00%	5.00%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	-	2.27%	0.50%	1.40%	2.04%	1.62%
2023	51	13.23	19.50	775	4.45%	0.50%	1.40%	4.02%	3.08%
2022	54	12.71	18.92	744	1.08%	0.50%	1.40%	(9.02)%	42.16%
2021	70	13.31	13.31	924	0.01%	0.50%	1.40%	8.56%	(30.86)%
Empower International Value Fund, Investor Class
2025	4	52.96	52.96	207	1.63%	1.25%	1.25%	37.38%	37.38%
2024	4	38.55	38.55	155	1.57%	1.25%	1.25%	4.15%	4.15%
2023	4	37.02	37.02	153	1.42%	1.25%	1.25%	16.57%	16.57%
2022	4	31.76	31.76	141	1.15%	1.25%	1.25%	(16.01)%	(16.01)%
2021	5	37.81	37.81	174	1.65%	1.25%	1.25%	9.16%	9.16%
Empower Large Cap Value Fund, Investor II Class
2025	65	19.96	19.06	1,285	0.82%	0.50%	1.25%	16.53%	15.66%
2024	66	17.13	16.48	1,096	0.79%	0.50%	1.25%	14.93%	14.06%
2023	82	14.90	14.44	1,202	1.09%	0.50%	1.25%	11.95%	11.12%
2022	86	13.31	13.00	1,148	1.76%	0.50%	1.25%	(3.11)%	(5.40)%
2021	83	13.74	13.74	1,135	1.12%	0.50%	1.25%	25.62%	24.51%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower Mid Cap Value Fund, Investor Class
2025	39		10.77	10.77	412	4.40%	1.25%	1.25%	7.04%	7.04%
2024	40		10.06	10.06	396	11.77%	1.00%	1.00%	(0.48)%	(0.48)%
Empower Moderate Profile Fund, Investor Class
2025	4		15.81	15.81	56	2.26%	1.25%	1.25%	10.57%	10.57%
2024	4		14.30	14.30	55	3.01%	1.25%	1.25%	6.60%	6.60%
2023	4		13.42	13.42	52	2.49%	1.25%	1.25%	10.54%	10.54%
2022	11		12.14	12.14	136	2.18%	1.25%	1.25%	(13.12)%	(13.12)%
2021	12		13.97	13.97	164	3.35%	1.25%	1.25%	10.60%	10.60%
Empower Moderately Aggressive Profile Fund, Investor Class
2025	1		17.13	17.13	19	2.15%	1.25%	1.25%	12.38%	12.38%
2024	1		15.24	15.24	17	3.05%	1.25%	1.25%	7.98%	7.98%
2023	1		14.12	14.12	16	2.21%	1.25%	1.25%	12.20%	12.20%
2022	2		12.58	12.58	25	1.58%	1.25%	1.25%	(14.18)%	(14.18)%
2021	2		14.66	14.66	28	4.17%	1.25%	1.25%	12.84%	12.84%
Empower Moderately Conservative Profile Fund, Investor Class
2025	1		14.24	14.24	12	2.29%	1.25%	1.25%	8.66%	8.66%
2024	1		13.11	13.11	13	2.84%	1.25%	1.25%	5.12%	5.12%
2023	1		12.47	12.47	12	3.07%	1.25%	1.25%	8.53%	8.53%
2022	2		11.49	11.49	18	1.72%	1.25%	1.25%	(11.96)%	(11.96)%
2021	2		13.05	13.05	20	3.07%	1.25%	1.25%	7.82%	7.82%
Empower Multi-Sector Bond Fund, Investor Class
2025	0	*	56.61	56.61	16	3.23%	1.25%	1.25%	6.64%	6.64%
2024	0	*	53.08	53.08	16	3.55%	1.25%	1.25%	3.83%	3.83%
2023	0	*	51.13	51.13	15	2.38%	1.25%	1.25%	6.54%	6.54%
2022	1		47.99	47.99	33	2.33%	1.25%	1.25%	(9.27)%	(9.27)%
2021	1		52.89	52.89	37	2.33%	1.25%	1.25%	(3.92)%	(3.92)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower S&P 500 Index Fund, Investor Class
2025	234		28.50	28.13	6,675	0.29%	1.25%	1.40%	15.84%	15.67%
2024	262		24.60	24.32	6,425	0.53%	1.25%	1.40%	22.78%	22.59%
2023	307		20.04	19.84	6,058	0.44%	1.25%	1.40%	24.06%	23.87%
2022	355		16.15	16.02	5,788	0.36%	1.25%	1.40%	(19.89)%	(20.54)%
2021	384		20.16	20.16	7,734	0.35%	1.25%	1.40%	27.10%	27.80%
Empower S&P Small Cap 600 Index Fund, Investor Class
2025	2		113.72	113.72	242	2.29%	1.25%	1.25%	4.24%	4.24%
2024	2		109.09	109.09	237	0.55%	1.25%	1.25%	6.59%	6.59%
2023	4		102.34	102.34	371	0.54%	1.25%	1.25%	14.04%	14.04%
2022	5		89.75	89.75	412	0.48%	1.25%	1.25%	(17.54)%	(17.54)%
2021	5		108.84	108.84	499	2.00%	1.25%	1.25%	24.37%	24.37%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	0	*	107.32	107.32	25	0.00%	1.25%	1.25%	1.71%	1.71%
2024	0	*	105.52	105.52	25	0.00%	1.25%	1.25%	7.69%	7.69%
2023	1		97.98	97.98	55	0.00%	1.25%	1.25%	18.43%	18.43%
2022	1		82.73	82.73	72	0.02%	1.25%	1.25%	(23.78)%	(23.78)%
2021	1		108.55	108.55	95	0.18%	1.25%	1.25%	13.46%	13.46%
Empower U.S. Government Securities Fund, Investor Class
2025	15		22.25	43.59	638	2.60%	1.25%	1.40%	5.27%	5.12%
2024	15		21.14	41.47	624	2.60%	1.25%	1.40%	(0.50)%	(0.65)%
2023	17		21.25	41.61	682	2.40%	1.25%	1.40%	3.15%	3.01%
2022	17		20.60	40.39	695	1.35%	1.25%	1.40%	(55.25)%	(12.24)%
2021	22		46.03	46.03	992	0.65%	1.25%	1.40%	87.51%	(4.98)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Contrafund Portfolio, Initial Class
2025	1	116.53	116.53	135	0.14%	1.25%	1.25%	19.97%	19.97%
2024	1	97.13	97.13	121	0.19%	1.25%	1.25%	32.12%	32.12%
2023	2	73.52	73.52	98	0.48%	1.25%	1.25%	31.80%	31.80%
2022	2	55.78	55.78	92	0.51%	1.25%	1.25%	(22.97)%	(22.97)%
2021	2	72.41	72.41	123	0.06%	1.25%	1.25%	19.27%	19.27%
Fidelity VIP Government Money Market Portfolio, Initial Class
2025	98	10.65	10.53	1,041	4.04%	0.50%	1.40%	3.62%	2.78%
2024	78	10.28	10.25	798	3.36%	0.50%	1.00%	2.59%	2.11%
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
2025	14	27.98	27.98	399	4.92%	0.50%	0.50%	6.86%	6.86%
2024	18	26.18	26.18	476	8.99%	0.50%	0.50%	1.45%	1.45%
2023	2	25.81	25.81	57	4.22%	0.50%	0.50%	4.98%	4.98%
2022	2	24.59	24.59	59	2.31%	0.50%	0.50%	(14.12)%	(14.12)%
2021	4	28.63	28.63	101	1.98%	0.50%	0.50%	(1.35)%	(1.35)%
Neuberger Berman AMT Quality Equity Portfolio, Class I
2025	12	70.63	70.63	867	0.00%	0.50%	0.50%	13.17%	13.17%
2024	13	62.41	62.41	808	0.21%	0.50%	0.50%	25.21%	25.21%
2023	15	49.84	49.84	740	0.35%	0.50%	0.50%	26.27%	26.27%
2022	15	39.47	39.47	605	0.45%	0.50%	0.50%	(19.26)%	(19.26)%
2021	16	48.89	48.89	760	0.37%	0.50%	0.50%	23.48%	23.48%
Templeton Foreign VIP Fund, Class 1
2025	6	31.12	31.12	199	2.51%	0.50%	0.50%	28.86%	28.86%
2024	6	24.15	24.15	155	2.59%	0.50%	0.50%	(1.29)%	(1.29)%
2023	6	24.47	24.47	155	3.36%	0.50%	0.50%	20.49%	20.49%
2022	6	20.31	20.31	129	3.00%	0.50%	0.50%	(7.86)%	(7.86)%
2021	8	22.04	22.04	178	2.07%	0.50%	0.50%	3.93%	3.93%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.